Segment information - Income statement related (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information
Net revenues	SFr 5,103	SFr 7,574	SFr 6,194	SFr 12,677	SFr 11,970
Income/(loss) before taxes	813	(757)	1,551	56	2,752
Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	1,477	1,449	1,474	2,926	2,928
Income/(loss) before taxes	725	665	656	1,390	1,187
Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	930	987	905	1,917	1,937
Income/(loss) before taxes	340	408	256	748	601
Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	798	1,060	808	1,858	1,643
Income/(loss) before taxes	250	524	196	774	414
Operating Segments [Member] | Investment Bank
Segment Reporting Information
Net revenues	1,610	3,543	2,862	5,153	4,942
Income/(loss) before taxes	(76)	(2,467)	912	(2,543)	995
Operating Segments [Member] | Asset Management
Segment Reporting Information
Net revenues	404	386	361	790	806
Income/(loss) before taxes	104	115	84	219	248
Corporate Center
Segment Reporting Information
Net revenues	(116)	149	(216)	33	(286)
Income/(loss) before taxes	SFr (530)	SFr (2)	SFr (553)	(532)	(693)
Bank
Segment Reporting Information
Net revenues				12,882	12,015
Income/(loss) before taxes				15	2,582
Bank | Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues				2,926	2,928
Income/(loss) before taxes				1,390	1,187
Bank | Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues				1,917	1,937
Income/(loss) before taxes				748	601
Bank | Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues				1,858	1,643
Income/(loss) before taxes				774	414
Bank | Operating Segments [Member] | Investment Bank
Segment Reporting Information
Net revenues				5,153	4,942
Income/(loss) before taxes				(2,543)	995
Bank | Operating Segments [Member] | Asset Management
Segment Reporting Information
Net revenues				790	806
Income/(loss) before taxes				219	248
Bank | Adjustments
Segment Reporting Information
Net revenues				238	(241)
Income/(loss) before taxes				SFr (573)	SFr (863)